Consolidated Balance Sheets (Q1) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Investment in real estate:
Land and improvements	$ 1,125,816	$ 1,121,590
Building and improvements	2,274,876	2,263,381
Acquired in-place lease assets	314,378	313,432
Acquired above-market lease assets	53,597	53,524
Total investment in real estate assets	3,768,667	3,751,927
Accumulated depreciation and amortization	(504,912)	(462,025)
Total investment in real estate assets, net	3,263,755	3,289,902
Cash and cash equivalents	14,690	5,716
Restricted cash	17,279	21,729
Accounts receivable - affiliates	6,935	6,102
Corporate intangible assets, net	52,200	55,100
Goodwill	29,066	29,085
Other assets, net	135,102	118,448
Total assets	3,519,027	3,526,082
Liabilities:
Debt obligations, net	1,834,829	1,806,998
Acquired below-market lease liabilities, net of accumulated amortization of $29,946 and $27,388, respectively	88,523	90,624
Accounts payable - affiliates	1,733	1,359
Accounts payable and other liabilities	132,670	148,419
Total liabilities	2,057,755	2,047,400
Commitments and contingencies (Note 8)	0
Equity:
Preferred stock, $0.01 par value per share, 10,000 shares authorized, zero shares issued and outstanding at March 31, 2018 and December 31, 2017, respectively	0	0
Common stock, $0.01 par value per share, 1,000,000 shares authorized, 186,027 and 185,233 shares issued and outstanding at March 31, 2018 and December 31, 2017, respectively	1,860	1,852
Additional paid-in capital	1,638,176	1,629,130
Accumulated other comprehensive income ("AOCI")	27,381	16,496
Accumulated deficit	(634,164)	(601,238)
Total stockholders' equity	1,033,253	1,046,240
Noncontrolling interests	428,019	432,442
Total equity	1,461,272	1,478,682
Total liabilities and equity	$ 3,519,027	$ 3,526,082